TAXATION ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION ON INCOME
Schedule of loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss

	2021	2020	2019

Loss before income taxes	(700,078)	(474,516)	(131,647)

Tax calculated at enacted tax rate of 25% (2020: 22%, 2019: 22%)	175,020	104,394	28,962
Effect of disallowable expenses	(37,552)	(6,243)	(1,377)
Deferred income tax assets not recognized	(137,468)	(98,151)	(27,585)

Income tax credit/(expense)	—	—	—

Schedule of deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records

	Total temporary differences		Deferred income tax assets/(liabilities)
	2021	2020	2021	2020

Deferred income tax assets:
Carry forward tax losses	1,129,197	771,226	259,715	154,245
Tax incentives	241,206	119,397	55,477	23,879
Right of use assets and related lease liabilities	28,816	33,040	6,628	6,608
Provision for impairment of trade goods	10,151	10,462	2,335	2,092
Accrued expenses, contract liabilities and merchant advances	3,195	12,670	717	2,534
Property and equipment and intangible assets	55,357	23,578	11,071	4,716
Other	13,553	2,910	3,154	582

Total	1,481,475	973,283	339,097	194,656

Deferred income tax liabilities:
Prepaid expenses	(3,404)	(1,763)	(783)	(353)
Trade payables and payables to merchants	(11,461)	—	(2,636)	—

Total	(14,865)	(1,763)	(3,419)	(353)

Non recoverable deferred tax assets			335,678	194,303
Deferred income tax assets, net			—	—

Schedule of expiration dates of tax losses which the Group has not recognised any deferred income tax asset

	2021	2020

2021	—	32,445
2022	53,838	59,591
2023	65,639	145,173
2024	48,458	101,937
2025	413,723	432,080
2026	547,539	—

Total	1,129,197	771,226